General information / summary of general accounting policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
General information / summary of general accounting policies	General information / summary of general accounting policies
ASML is a leading supplier to the semiconductor industry. The company provides chipmakers with hardware, software and services to mass produce the patterns of integrated circuits (microchips). Together with its partners, ASML drives the advancement of more affordable, more powerful and more energy-efficient microchips. ASML enables groundbreaking technology to solve some of humanity’s toughest challenges, such as in healthcare, energy use and conservation, mobility and agriculture. Headquartered in Europe’s top tech hub, the Brainport Eindhoven region in the Netherlands, we are a global team of over 39,000 FTEs with 143 different nationalities across 3 continents. ASML’s principal operations are in EMEA, North America and Asia.
Our shares are listed for trading in the form of registered shares on Euronext Amsterdam and on NASDAQ. The principal trading market of our ordinary shares is Euronext Amsterdam.
Basis of preparation
The accompanying Consolidated Financial Statements are stated in millions of euros unless indicated otherwise.
The accompanying Consolidated Financial Statements have been prepared in conformity with US GAAP.
Use of estimates
The preparation of our Consolidated Financial Statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of net sales and costs for the reported periods. The inputs into our estimates and assumptions consider economic implications including supply chain constraints, inflation, the Russia-Ukraine conflict, COVID-19 and uncertainty in the macroeconomic environment. We believe that the critical accounting estimates and assumptions are appropriate. ASML will continue to monitor the impacts of economic implications and incorporate them into accounting estimates. Actual results could differ from those estimates. We evaluate our estimates continuously and we base our estimates on historical experience and on various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from these estimates if the assumptions prove incorrect. To the extent there are material differences between actual results and these estimates, our future results could be materially and adversely affected.
We believe that the accounting policies described below require us to make significant judgments and estimates in the preparation of our Consolidated Financial Statements. Our most critical accounting estimates include:
–Revenue recognition (see Note 2 Revenue from contracts with customer)
–Recoverability of deferred taxes for capitalized R&D expenditures (see Note 21 Income taxes)
Principles of consolidation
The Consolidated Financial Statements include the Financial Statements of ASML Holding N.V. and all of its subsidiaries. Subsidiaries are all entities over which ASML controls the financial and operating activities, generally accompanying a shareholding of more than 50.0% of the outstanding voting rights. Subsidiaries are fully consolidated from the date on which control is obtained by ASML. All intercompany transactions, balances and unrealized results on transactions with subsidiaries are eliminated. We also assess if we are the primary beneficiary of, and thus should consolidate, any variable interest entity.
Foreign currency translation
The financial information for subsidiaries with a functional currency outside the euro-zone is measured using a mix of local currencies or the euro as the functional currency. The Financial Statements of those foreign subsidiaries with a functional currency different than the euro are translated into euros in the preparation of ASML’s Consolidated Financial Statements. Assets and liabilities are translated into euros at the exchange rate on the respective balance sheet dates and income and costs are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity.
New US GAAP accounting pronouncements adopted
During 2022, there were no new US GAAP accounting pronouncements that were adopted which have a material impact on our Consolidated Financial Statements.
New US GAAP accounting pronouncements issued but not adopted
For the year ended December 31, 2022, there are no new US GAAP accounting pronouncements issued which have not yet been adopted and are expected to have a material impact on our Consolidated Financial Statements.